Nature of Operations (Details Narrative) - JPY (¥) ¥ / shares in Units, ¥ in Thousands		12 Months Ended
	Jan. 07, 2025	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Stock split ratio	On January 7, 2025, the Company’s board of directors approved the change in the number of ordinary shares authorized and a sub-division of the ordinary shares issued at a ratio of 1:6, which became effective on January 7, 2025
Ordinary share, shares authorized	168,000,000	168,000,000	168,000,000
Ordinary share, shares issued	42,210,000	42,210,000	42,210,000
Ordinary share, par value	¥ 1.7	¥ 1.7	¥ 1.7
Net loss		¥ 534,685	¥ 661,966	¥ 478,633
Accumulated deficit		¥ 1,782,485	¥ 1,247,800